LOAN PAYABLES (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Nov. 22, 2022	Nov. 20, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans payable
Interest rate			0.03%
Loan Agreement [Member] | Shenzhen Shihong Education And Culture Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans payable				$ 108,500